Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 81,891,992	¥ 580,016,414	¥ 586,060,092	¥ 529,250,664
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	81,891,992	580,016,414	586,060,092	494,452,278
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues				¥ 34,798,386